Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Loss Before Income Taxes
The Group’s loss before income taxes consisted of:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Non-PRC	(24,348)	(18,294)	(61,423)	(9,414)
PRC	(56,039)	(28,946)	(30,412)	(4,661)

	(80,387)	(47,240)	(91,835)	(14,075)

Income tax expense (benefit) comprises of:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Current	211	803	22	4
Deferred	(135)	(49)	184	28

	76	754	206	32

Summary of Reconciliations of Income Tax Expenses
The reconciliations of the income tax expenses for the years ended December 31, 2018, 2019 and 2020 were as follows:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Loss before income tax expense	(80,387)	(47,240)	(91,835)	(14,075)
PRC statutory tax rate	25%	25%	25%	25%
Income tax benefits at PRC statutory tax rate of 25%	(20,097)	(11,810)	(22,959)	(3,519)
Effect of different tax rates in different jurisdictions	5,258	4,430	14,347	2,199
Non-deductible expenses	2,471	736	1,195	183
Deemed sales and cost	11	16	(6)	(1)
Research and development expenses	(8,400)	(9,317)	(13,646)	(2,091)
Effect on adoption of preferential tax rate	(346)	(541)	(12)	(2)
Changes in tax rate in measurement of deferred tax	92	—	3,345	513
Statutory expense	—	(4,545)	(1,855)	(284)
Others	—	(52)	139	21
Change in valuation allowance	21,087	21,837	19,658	3,013

Income tax expenses	76	754	206	32

Summary of Significant Components of Deferred Tax Assets
The significant components of the Group’s deferred tax assets were as follows:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Non-current deferred tax assets
Allowance for inventory	7,713	7,360	1,128
Welfare payables	3,570	4,308	660
Accrued expenses and other liabilities	809	1,354	208
Provision for allowance for doubtful accounts	277	3,047	467
Deferred government subsidies	55	35	5
Property and equipment	630	466	71
Tax losses	87,763	103,721	15,896
Less: valuation allowance	(100,633)	(120,291)	(18,435)

Deferred tax assets, net	184	—	—

Non-current deferred tax liabilities
Unrealized gain on long-term investment	292	292	45

Deferred tax liabilities	292	292	45

Summary of Reconciliation of Unrecognized Tax Benefit
A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	For the year ended December 31,
	2019	2020
	RMB	RMB	US$
Balance at the beginning of the year	(4,892)	(5,494)	(841)
Increase	(602)	(7,673)	(1,176)
Reverse	—	180	28

Balance at end of the year	(5,494)	(12,987)	(1,989)